Loans Due From Third Parties (Details) - Schedule of loans due from third parties - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Loans Due From Third Parties Abstract
Loans due from third parties	$ 26,467,655	$ 23,790,917
Less: allowance for credit losses	92,637	39,446
Total	$ 26,375,018	$ 23,751,471